UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3940

Strategic Funds, Inc.
(formerly, Dreyfus Premier New Leaders Fund, Inc.)
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	6/30/06

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Premier New Leaders Fund

FORM N-CSR
Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
18	Financial Highlights
23	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
New Leaders Fund

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier New Leaders Fund, covering the six-month period from January 1, 2006, through June 30, 2006.

Stock market gains over the first four months of 2006 were given back in May and June, when investors reacted negatively to suggestions that the U.S. Federal Reserve Board (the “Fed”) and other central banks, in their fight against inflation, might raise short-term interest rates more than previously expected. In the judgment of our Chief Economist, Richard Hoey, the recent correction reflects an adjustment among leveraged investors toward lower risk levels as the U.S. economy moves into a more mature phase with milder rates of growth. In our view, corrections such as these generally are healthy mechanisms that help wring speculative excesses from the financial markets, potentially setting the stage for future rallies.

While a recession currently appears unlikely, a number of economic uncertainties remain. Indicators to watch in the months ahead include the outlook for inflation, the extent of softness in the U.S. housing market, the impact of slower economic growth on consumer spending, additional changes in interest rates from the Fed and other central banks, and the strength of the U.S. dollar relative to other major currencies. As always, we encourage you to discuss these and other investment-related issues with your financial advisor, who can help you prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Franklin Portfolio Associates Midcap Team, Portfolio Managers

How did Dreyfus Premier New Leaders Fund perform relative to its benchmark?

For the six-month period ended June 30, 2006, the fund achieved total returns of 3.49% for its Class A shares, 3.12% for its Class B shares, 3.15% for its Class C shares, 3.47% for its Class R shares and 3.44% for its Class T shares.1 In comparison, the Russell Midcap Index (the “Index”), the fund’s benchmark, achieved a total return of 4.84% for the same period.2

The U.S. economy exhibited robust growth throughout the reporting period, but mounting inflationary pressures and higher interest rates slowed the stock market’s advance. Nevertheless, the midcap stocks on which the fund focuses continued to outperform large-cap stocks by a significant degree.While the fund participated in the midcap market’s rise, the performance of a handful of disappointing holdings during the reporting period undermined its returns relative to the benchmark.

What is the fund’s investment approach?

The fund employs an investment process based on a “bottom-up” approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by a proprietary quantitative model which uses over 40 factors to identify and rank stocks based on:

  fundamental momentum, meaning measures that reflect the changes in short-term earnings outlook through factors such as revised earn- ings estimates and earnings surprises;
  relative value, such as current and forecasted price-to-earnings ratios, price-to-book ratios, yields and other price-sensitive data for a stock compared to its past, its peers and the models’ overall stock universe;
  future value, such as discounted present value measures;
  long-term growth, based on measures that reflect the changes in estimated long-term earnings growth over multiple horizons; and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)
  additional factors, such as technical factors, trading by company insiders or share issuance/buy-back data.

Next, through a bottom-up approach, the portfolio managers focus on stock selection as opposed to making proactive decisions about industry or sector exposure. Over time, the portfolio managers attempt to construct a portfolio that has exposure to industries and market capitalizations that is generally similar to the fund’s benchmark. Finally, within each sector, the portfolio managers seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

What other factors influenced the fund’s performance?

Stocks generally rose during the first four months of 2006. In early May, however, concerns regarding the sustainability of U.S. economic growth began to take a toll on the market’s returns. By early June, most indices, including the fund’s benchmark, had dipped into negative territory. Still, strong corporate earnings reports and volatile swings in investor sentiment pushed stock prices higher during the final weeks of June, enabling the market to post modest gains for the reporting period as a whole.

Because the fund’s disciplined, sector-neutral profile limits its exposure to fluctuations among industries and sectors, returns relative to the benchmark were largely determined by our security selection strategy.

Holdings which detracted from portfolio performance came from a range of industries.Two of these were homebuilding concerns Lennar and KB Home. Both stocks were hurt by investors’ concerns that rising interest rates might slow housing markets over the coming months, potentially eroding homebuilders’ future earnings. Health care services provider United Health Group was another key detractor from performance. While some other health care providers also lost ground during the reporting period, United Health Group suffered to an even greater degree when it encountered corporate governance problems. Finally, Marvell Technology Group pulled back during the

4

reporting period amid concerns about its high valuation and the announcement of its acquisition of Intel’s mobile phone chip business.

On the other hand, several of the fund’s investments added significant value. Two top contributors, heavy equipment makers Joy Global and Terex, produce mining equipment, positioning them to benefit from robust global demand and rising prices for industrial commodities. Expeditors International of Washington, a provider of integrated shipping logistics services,rose sharply when greater demand for its services led the company to post a positive earnings surprise. Finally, apparel retailer American Eagle Outfitters gained ground on its competitors by merchandising successfully to the teen- and college-aged markets.

What is the fund’s current strategy?

As of the end of the reporting period, the fund held 124 stocks with an average weighted market capitalization of approximately $7.9 billion, which is roughly in the middle of the midcap range.We remain committed to our quantitative, bottom-up investment approach, which balances momentum and growth characteristics in attempting to identify stocks that we believe are positioned to outperform their competitors over the long term.

July 17, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.The portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell Midcap Index is a widely accepted, unmanaged index of medium-
cap stock market performance.
Franklin Portfolio Associates is an independently managed, wholly owned subsidiary of Mellon
Financial Corporation. Franklin Portfolio Associates has no affiliation to the Franklin Templeton
Group of Funds or Franklin Resources, Inc.The fund’s portfolio managers are dual employees of
Franklin Portfolio Associates and Dreyfus.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier New Leaders Fund from January 1, 2006 to June 30, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2006
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.10	$ 9.87	$ 9.72	$ 6.41	$ 6.61
Ending value (after expenses)	$1,034.90	$1,031.20	$1,031.50	$1,034.70	$1,034.40

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2006

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.06	$ 9.79	$ 9.64	$ 6.36	$ 6.56
Ending value (after expenses)	$1,018.79	$1,015.08	$1,015.22	$1,018.50	$1,018.30

† Expenses are equal to the fund’s annualized expense ratio of 1.21% for Class A, 1.96% for Class B, 1.93% for
Class C, 1.27% for Class R and 1.31% for Class T, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2006 (Unaudited)
Common Stocks—99.6%	Shares	Value ($)

Commercial & Professional Services—6.0%
AmerisourceBergen	216,500	9,075,680
CDW	251,000	13,717,150
Corporate Executive Board	38,200	3,827,640
Ingram Micro, Cl. A	112,600 [a]	2,041,438
Manpower	339,300	21,918,780
Moody’s	280,000	15,248,800
SEI Investments	92,600	4,526,288
		70,355,776
Consumer Durables—2.3%
KB Home	319,100	14,630,735
Lennar, Cl. A	284,200	12,609,954
		27,240,689
Consumer Non-Durables—3.8%
Coach	211,300 [a]	6,317,870
Dean Foods	361,400 [a]	13,440,466
International Flavors & Fragrances	186,500	6,572,260
McCormick & Co.	350,000	11,742,500
Smithfield Foods	234,700 [a]	6,766,401
		44,839,497
Consumer Services—6.2%
Career Education	129,900 [a]	3,882,711
Darden Restaurants	340,800	13,427,520
EchoStar Communications, Cl. A	248,200 [a]	7,647,042
Hilton Hotels	841,400	23,794,792
Regal Entertainment Group, Cl. A	281,200	5,713,984
Royal Caribbean Cruises	220,700	8,441,775
Starwood Hotels & Resorts Worldwide	173,000	10,438,820
		73,346,644
Electronic Technology—10.3%
Analog Devices	155,800	5,007,412
AVX	136,900	2,161,651
Comverse Technology	372,500 [a,b]	7,364,325
Empresa Brasileira de Aeronautica
(Embraer), ADR	295,300	10,769,591

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Electronic Technology (continued)
Intersil, Cl. A	715,300	16,630,725
Jabil Circuit	234,600	6,005,760
KLA-Tencor	142,400	5,919,568
Lam Research	464,200 [a]	21,641,004
Marvell Technology Group	137,600 [a]	6,099,808
Microchip Technology	259,700	8,712,935
Network Appliance	299,600 [a,b]	10,575,880
Rockwell Collins	255,000	14,246,850
Western Digital	316,300 [a]	6,265,903
		121,401,412
Energy Minerals—4.9%
Chesapeake Energy	610,700	18,473,675
Pioneer Natural Resources	224,100	10,400,481
Sunoco	147,100	10,192,559
Tesoro	161,200	11,986,832
XTO Energy	150,400	6,658,208
		57,711,755
Finance—21.4%
Assurant	325,000	15,730,000
Axis Capital Holdings	307,800	8,806,158
Bear Stearns Cos.	112,200	15,716,976
Camden Property Trust	76,600	5,633,930
CIT Group	441,400	23,080,806
Comerica	331,000	17,208,690
Commerce Bancorp/NJ	45,400	1,619,418
Commerce Bancshares/Kansas City, MO	176,525	8,835,076
Crescent Real Estate EQT	143,500	2,663,360
E*Trade Financial	253,700 [a]	5,789,434
Fidelity National Financial	326,400	12,713,280
First Horizon National	204,500	8,220,900
Host Hotels & Resorts	691,910	15,132,072
HRPT Properties Trust	281,200	3,250,672
iStar Financial	245,000	9,248,750
Leucadia National	153,200	4,471,908
Marshall & Ilsley	235,000 [b]	10,748,900
MGIC Investment	154,000	10,010,000
North Fork Bancorporation	315,500	9,518,635

8

Common Stocks (continued)	Shares	Value ($)

Finance (continued)
Northern Trust	230,000	12,719,000
SL Green Realty	53,100	5,812,857
Sovereign Bancorp	545,160	11,072,200
Trizec Properties	144,400	4,135,616
UnionBanCal	144,700	9,346,173
Vornado Realty Trust	89,500	8,730,725
Weingarten Realty Investors	114,600	4,386,888
Willis Group Holdings	283,800	9,109,980
		253,712,404
Health Technology—6.3%
Applera—Applied Biosystems Group	373,400	12,079,490
CR Bard	203,000	14,871,780
Fisher Scientific International	90,500 [a]	6,611,025
Hospira	315,000 [a]	13,526,100
Millennium Pharmaceuticals	791,000 [a,b]	7,886,270
Mylan Laboratories	275,000	5,500,000
Sepracor	191,000 [a]	10,913,740
Teva Pharmaceutical Industries, ADR	97,200	3,070,548
		74,458,953
Industrial Services—4.5%
ENSCO International	232,100	10,681,242
Grant Prideco	141,200 [a]	6,318,700
Kinder Morgan	204,300	20,407,527
Patterson-UTI Energy	560,300	15,862,093
		53,269,562
Non-Energy Minerals—2.4%
Alumina, ADR	700,000	14,070,000
Freeport-McMoRan Copper & Gold, Cl. B	70,700	3,917,487
Nucor	198,400	10,763,200
		28,750,687
Process Industries—3.4%
Crown Holdings	423,100 [a]	6,587,667
Ecolab	264,900	10,749,642
Pactiv	374,600 [a]	9,271,350
Sigma-Aldrich	185,000	13,438,400
		40,047,059

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Producer Manufacturing—7.1%
AMETEK	193,400	9,163,292
Autoliv	90,000	5,091,300
Cummins	147,800	18,068,550
Joy Global	229,600	11,959,864
Roper Industries	252,900	11,823,075
Terex	125,200 [a]	12,357,240
Trinity Industries	378,000	15,271,200
		83,734,521
Retail Trade—5.5%
American Eagle Outfitters	425,500	14,484,020
Claire’s Stores	229,900	5,864,749
Family Dollar Stores	148,500	3,627,855
Federated Department Stores	308,000	11,272,800
Nordstrom	480,000 [b]	17,520,000
Sherwin-Williams	94,400	4,482,112
Whole Foods Market	115,600	7,472,384
		64,723,920
Technology Services—5.4%
Acxiom	61,400	1,535,000
Check Point Software Technologies	324,900 [a]	5,711,742
CheckFree	137,100 [a]	6,794,676
CIGNA	56,100	5,526,411
Cognizant Technology Solutions, Cl. A	116,200 [a]	7,828,394
Community Health Systems	365,000 [a]	13,413,750
DaVita	98,500 [a]	4,895,450
Express Scripts	69,100 [a]	4,957,234
HealthSouth	1,196,700 [a]	4,607,295
NCR	146,500 [a]	5,367,760

10

Common Stocks (continued)	Shares	Value ($)

Technology Services (continued)
Red Hat	121,600 [a]	2,845,440
		63,483,152
Transportation—3.4%
AMR	123,500 [a]	3,139,370
Expeditors International Washington	185,200	10,373,052
Norfolk Southern	305,200	16,242,744
Ryanair Holdings, ADR	187,600 [a,b]	9,890,272
		39,645,438
Utilities—6.7%
AGL Resources	40,500	1,543,860
Alliant Energy	137,100	4,702,530
Ameren	128,700	6,499,350
CMS Energy	774,600 [a,b]	10,023,324
Edison International	137,300	5,354,700
KeySpan	264,700	10,693,880
PG & E	633,500	24,883,880
Pinnacle West Capital	154,000	6,146,140
PPL	177,700	5,739,710
Progress Energy	95,100	4,076,937
		79,664,311
Total Common Stocks
(cost $938,108,808)		1,176,385,780

Other Investment—.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,454,000)	5,454,000 [c]	5,454,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.8%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $21,309,753)		21,309,753 [c]	21,309,753

Total Investments (cost $964,872,561)		101.9%	1,203,149,533

Liabilities, Less Cash and Receivables		(1.9%)	(22,128,978)

Net Assets		100.0%	1,181,020,555

ADR—American Depository Receipts
[a] Non-income producing security.
[b]	All or a portion of these securities are on loan. At June 30, 2006, the total market value of the fund’s securities on
	loan is $20,333,260 and the total market value of the collateral held by the fund is $21,309,753.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Finance	21.4	Retail Trade	5.5
Electronic Technology	10.3	Technology Services	5.4
Producer Manufacturing	7.1	Energy Minerals	4.9
Utilities	6.7	Industrial Services	4.5
Health Technology	6.3	Other	17.6
Consumer Services	6.2
Commercial & Professional Services	6.0		101.9

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including securities
on loan, valued at $20,333,260)—Note 1(b):
Unaffiliated issuers			938,108,808 1,176,385,780
Affiliated issuers				26,763,753	26,763,753
Cash					303,895
Dividends and interest receivable					1,447,722
Receivable for shares of Common Stock subscribed					653,245
Prepaid expenses					121,823
				1,205,676,218

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					1,082,961
Liability for securities on loan—Note 1(b)					21,309,753
Payable for shares of Common Stock redeemed					1,869,714
Accrued expenses					393,235
					24,655,663

Net Assets ($)				1,181,020,555

Composition of Net Assets ($):
Paid-in capital					865,971,559
Accumulated undistributed investment income—net					1,463,716
Accumulated net realized gain (loss) on investments					75,308,308
Accumulated net unrealized appreciation
(depreciation) on investments					238,276,972

Net Assets ($)				1,181,020,555

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	1,101,432,976	21,943,534	23,911,195	13,860,854	19,871,996
Shares Outstanding	23,100,046	473,749	515,700	288,855	421,675

Net Asset Value
Per Share ($)	47.68	46.32	46.37	47.99	47.13

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS Six Months Ended June 30, 2006 (Unaudited)
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers (net of $7,842 foreign taxes withheld at source)	8,114,891
Affiliated issuers	127,974
Income from securities lending	88,134
Total Income	8,330,999
Expenses:
Management fee—Note 3(a)	4,414,695
Shareholder servicing costs—Note 3(c)	2,494,287
Distribution fees—Note 3(b)	189,713
Directors’ fees and expenses—Note 3(d)	44,548
Custodian fees—Note 3(c)	42,512
Registration fees	42,176
Prospectus and shareholders’ reports	33,399
Professional fees	25,302
Loan commitment fees—Note 2	6,846
Miscellaneous	21,451
Total Expenses	7,314,929
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(12,277)
Net Expenses	7,302,652
Investment Income—Net	1,028,347

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	75,335,329
Net unrealized appreciation (depreciation) on investments	(38,374,912)
Net Realized and Unrealized Gain (Loss) on Investments	36,960,417
Net Increase in Net Assets Resulting from Operations	37,988,764

See notes to financial statements.
14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Operations ($):
Investment income—net	1,028,347	2,611,818
Net realized gain (loss) on investments	75,335,329	67,369,481
Net unrealized appreciation
(depreciation) on investments	(38,374,912)	67,833,318
Net Increase (Decrease) in Net Assets
Resulting from Operations	37,988,764	137,814,617

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(183,004)	(1,854,439)
Class R shares	(13,080)	(25,354)
Class T shares	(19,253)	(32,913)
Net realized gain on investments:
Class A shares	(22,829,760)	(72,131,295)
Class B shares	(476,845)	(1,419,499)
Class C shares	(477,929)	(1,119,373)
Class R shares	(266,394)	(608,063)
Class T shares	(408,829)	(621,978)
Total Dividends	(24,675,094)	(77,812,914)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	136,591,650	231,023,398
Class B shares	2,846,599	6,148,413
Class C shares	6,703,368	8,374,530
Class R shares	4,561,622	13,171,757
Class T shares	5,709,854	14,171,766

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Capital Stock Transactions ($) (continued):
Dividends reinvested:
Class A shares	21,853,804	70,256,834
Class B shares	444,774	1,282,913
Class C shares	401,525	983,805
Class R shares	250,554	583,130
Class T shares	418,990	629,987
Cost of shares redeemed:
Class A shares	(111,180,088)	(190,889,756)
Class B shares	(2,460,029)	(2,803,028)
Class C shares	(1,404,650)	(2,176,555)
Class R shares	(1,317,706)	(7,927,016)
Class T shares	(2,018,817)	(1,248,033)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	61,401,450	141,582,145
Total Increase (Decrease) in Net Assets	74,715,120	201,583,848

Net Assets ($):
Beginning of Period	1,106,305,435	904,721,587
End of Period	1,181,020,555	1,106,305,435
Undistributed investment income—net	1,463,716	650,706

16

	Six Months Ended
	June 30, 2006	Year Ended
	(Unaudited)	December 31, 2005

Capital Share Transactions:
Class A [a]
Shares sold	2,803,684	5,186,927
Shares issued for dividends reinvested	448,164	1,561,832
Shares redeemed	(2,296,156)	(4,287,557)
Net Increase (Decrease) in Shares Outstanding	955,692	2,461,202

Class B [a]
Shares sold	59,803	141,443
Shares issued for dividends reinvested	9,263	29,004
Shares redeemed	(51,876)	(63,877)
Net Increase (Decrease) in Shares Outstanding	17,190	106,570

Class C
Shares sold	141,248	190,019
Shares issued for dividends reinvested	8,451	22,212
Shares redeemed	(29,762)	(49,728)
Net Increase (Decrease) in Shares Outstanding	119,937	162,503

Class R
Shares sold	93,074	291,450
Shares issued for dividends reinvested	5,103	12,763
Shares redeemed	(27,023)	(166,627)
Net Increase (Decrease) in Shares Outstanding	71,154	137,586

Class T
Shares sold	118,936	321,124
Shares issued for dividends reinvested	8,691	13,593
Shares redeemed	(42,219)	(27,946)
Net Increase (Decrease) in Shares Outstanding	85,408	306,771

[a]	During the period ended June 30, 2006, 15,103 Class B shares representing $719,735 were automatically converted to 14,704 Class A shares and during the period ended December 31, 2005, 13,164 Class B shares representing $576,287 were automatically converted to 12,888 Class A shares.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	June 30, 2006		Year Ended December 31,

Class A Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	47.02	44.42	41.91	34.94	39.54	45.51
Investment Operations:
Investment income (loss)—net [b]	.05	.13	(.05)	(.03)	.00[c]	(.02)
Net realized and unrealized
gain (loss) on investments	1.62	6.03	6.34	10.95	(4.56)	(4.37)
Total from Investment Operations 1.67		6.16	6.29	10.92	(4.56)	(4.39)
Distributions:
Dividends from
investment income—net	(.01)	(.09)	—	(.00)[c]	—	—
Dividends from net realized
gain on investments	(1.00)	(3.47)	(3.78)	(3.95)	(.04)	(1.58)
Total Distributions	(1.01)	(3.56)	(3.78)	(3.95)	(.04)	(1.58)
Redemption fee reimbursement	—	—	—	—	.00[c]	.00[c]
Net asset value, end of period	47.68	47.02	44.42	41.91	34.94	39.54

Total Return (%)	3.49[d,e]	14.40[d]	15.33[d]	31.68[d]	(11.55)[d]	(9.56)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[e]	1.16	1.22	1.25	1.23	1.16
Ratio of net expenses
to average net assets	.60[e]	1.16	1.22	1.25	1.23	1.16
Ratio of net investment income
(loss) to average net assets	.10[e]	.29	(.12)	(.08)	.00[f]	(.06)
Portfolio Turnover Rate	26.01[e]	37.93	99.93	121.01	113.51	111.66

Net Assets, end of period
($ x 1,000)	1,101,433 1,041,238 874,359			728,634	492,628	603,664

[a]	The fund commenced offering five classes of shares on November 27, 2002.The existing shares were redesignated
Class A shares.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Amount represents less than .01%.
See notes to financial statements.
18

	Six Months Ended
	June 30, 2006	Year Ended December 31,

Class B Shares	(Unaudited)	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value, beginning of period	45.86	43.67	41.57	34.93	35.42
Investment Operations:
Investment income (loss)—net [b]	(.13)	(.24)	(.38)	(.32)	.01
Net realized and unrealized
gain (loss) on investments	1.59	5.90	6.26	10.91	(.50)
Total from Investment Operations	1.46	5.66	5.88	10.59	(.49)
Distributions:
Dividends from net realized
gain on investments	(1.00)	(3.47)	(3.78)	(3.95)	—
Net asset value, end of period	46.32	45.86	43.67	41.57	34.93

Total Return (%) [c]	3.12[d]	13.48	14.46	30.73	(1.38)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97[d]	1.99	2.00	1.99	.19[d]
Ratio of net expenses to average net assets	.97[d]	1.99	2.00	1.99	.19[d]
Ratio of net investment income
(loss) to average net assets	(.27)[d]	(.54)	(.88)	(.82)	.05[d]
Portfolio Turnover Rate	26.01[d]	37.93	99.93	121.01	113.51

Net Assets, end of period ($ x 1,000)	21,944	20,938	15,285	9,036	74

[a]	From November 27, 2002 (commencement of initial offering) to December 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	June 30, 2006	Year Ended December 31,

Class C Shares	(Unaudited)	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value, beginning of period	45.90	43.70	41.58	34.93	35.42
Investment Operations:
Investment income (loss)—net [b]	(.12)	(.21)	(.35)	(.31)	.03
Net realized and unrealized
gain (loss) on investments	1.59	5.88	6.25	10.91	(.52)
Total from Investment Operations	1.47	5.67	5.90	10.60	(.49)
Distributions:
Dividends from net realized
gain on investments	(1.00)	(3.47)	(3.78)	(3.95)	—
Net asset value, end of period	46.37	45.90	43.70	41.58	34.93

Total Return (%) [c]	3.15[d]	13.49	14.49	30.72	(1.35)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	1.93	1.97	1.95	.19[d]
Ratio of net expenses to average net assets	.96[d]	1.93	1.97	1.95	.19[d]
Ratio of net investment income
(loss) to average net assets	(.25)[d]	(.49)	(.82)	(.78)	.08[d]
Portfolio Turnover Rate	26.01[d]	37.93	99.93	121.01	113.51

Net Assets, end of period ($ x 1,000)	23,911	18,166	10,193	3,514	36

[a]	From November 27, 2002 (commencement of initial offering) to December 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

20

	Six Months Ended
	June 30, 2006	Year Ended December 31,

Class R Shares	(Unaudited)	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value, beginning of period	47.37	44.72	42.04	34.96	35.42
Investment Operations:
Investment income—net [b]	.04	.12	.15	.09	.03
Net realized and unrealized
gain (loss) on investments	1.63	6.12	6.31	10.94	(.49)
Total from Investment Operations	1.67	6.24	6.46	11.03	(.46)
Distributions:
Dividends from investment income—net	(.05)	(.12)	—	—	—
Dividends from net realized
gain on investments	(1.00)	(3.47)	(3.78)	(3.95)	—
Total Distributions	(1.05)	(3.59)	(3.78)	(3.95)	—
Net asset value, end of period	47.99	47.37	44.72	42.04	34.96

Total Return (%)	3.47[c]	14.48	15.69	31.97	(1.30)[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[c]	1.11	.92	.93	.09[c]
Ratio of net expenses to average net assets	.63[c]	1.11	.92	.93	.09[c]
Ratio of net investment income
to average net assets	.08[c]	.27	.38	.21	.07[c]
Portfolio Turnover Rate	26.01[c]	37.93	99.93	121.01	113.51

Net Assets, end of period ($ x 1,000)	13,861	10,312	3,583	390	1

[a]	From November 27, 2002 (commencement of initial offering) to December 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	June 30, 2006	Year Ended December 31,

Class T Shares	(Unaudited)	2005	2004	2003	2002 [a]

Per Share Data ($):
Net asset value, beginning of period	46.54	44.13	41.76	34.94	35.42
Investment Operations:
Investment income (loss)—net [b]	.03	(.02)	(.10)	(.12)	.01
Net realized and unrealized
gain (loss) on investments	1.61	6.01	6.25	10.89	(.49)
Total from Investment Operations	1.64	5.99	6.15	10.77	(.48)
Distributions:
Dividends from investment income—net	(.05)	(.11)	—	—	—
Dividends from net realized
gain on investments	(1.00)	(3.47)	(3.78)	(3.95)	—
Total Distributions	(1.05)	(3.58)	(3.78)	(3.95)	—
Net asset value, end of period	47.13	46.54	44.13	41.76	34.94

Total Return (%) [c]	3.44[d]	14.12	15.04	31.24	(1.35)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65[d]	1.38	1.46	1.56	.14[d]
Ratio of net expenses to average net assets	.65[d]	1.38	1.46	1.56	.14[d]
Ratio of net investment income
(loss) to average net assets	.06[d]	(.05)	(.24)	(.33)	.02[d]
Portfolio Turnover Rate	26.01[d]	37.93	99.93	121.01	113.51

Net Assets, end of period ($ x 1,000)	19,872	15,651	1,302	122	1

[a]	From November 27, 2002 (commencement of initial offering) to December 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier New Leaders Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to maximize capital apprecia-tion.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On May 17, 2006, the Board of Directors authorized the issuance of a second series of shares of the Company, and approved changing the name of the Company from “Dreyfus Premier New Leaders Fund, Inc.” to “Strategic Funds, Inc.” Outstanding shares were classified as shares of “Dreyfus Premier New Leaders Fund.” These changes were effective May 17, 2006.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (35 million shares authorized), Class B (30 million shares authorized), Class C (15 million shares authorized), Class R (15 million shares authorized) and Class T (5 million shares authorized). Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income,expenses (other than expenses attributable to a specific class),and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders Asset Management LLC
  (“Founders”) managed fund since on or before February 28, 2006. Founders is a wholly-owned subsidiary of the Distributor.
  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

Effective March 1, 2006, Class A and Class T shares of the fund may be purchased at NAV without payment of a sales charge:

  For Dreyfus-sponsored IRA “Rollover Accounts” with the distrib- ution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon estab- lishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account.
24

Effective June 1, 2006, the fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their NAV. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV, the fund may value these investments at fair value as determined in

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

26

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As a result of the fund’s merger with Dreyfus Premier Aggressive Growth Fund and Dreyfus Aggressive Growth Fund, capital losses of $18,357,146 are available to offset future gains. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. This acquired capital loss is expected to expire between 2006-2010.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2005 were as follows: ordinary income $14,505,354 and long-term capital gains $63,307,560.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended June 30, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended June 30, 2006, the Distributor retained $57,515 and $114 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $21,138 and $1,742 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended June 30, 2006, Class B, Class C and Class T shares were charged $83,322, $82,573 and $23,818, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B, Class C and Class T shares and providing reports and other informa-tion,and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2006, Class A, Class B, Class C and Class T shares were charged $1,376,467, $27,774, $27,525 and $23,818, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing per-

28

sonnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2006, the fund was charged $236,002 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2006, the fund was charged $42,512 pursuant to the custody agreement.

During the period ended June 30, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $713,694, Rule 12b-1 distribution plan fees $31,793, shareholder services plan fees $235,118, custodian fees $23,374, chief compliance officer fees $1,926 and transfer agency per account fees $77,056.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2006, amounted to $347,975,805 and $306,077,411, respectively.

At June 30, 2006, accumulated net unrealized appreciation on investments was $238,276,972, consisting of $271,829,195 gross unrealized appreciation and $33,552,223 gross unrealized depreciation.

At June 30,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

For	More	Information

Dreyfus Premier
New Leaders Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 24, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 24, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)